Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Valuation Allowance [Line Items]
Effective Income Tax Rate, Continuing Operations	(15.10%)	32.30%	(12.80%)	7.90%
Goodwill impairment				$ 150,400
MakerBot [Member]
Valuation Allowance [Line Items]
Goodwill impairment		$ 150,400		150,400
Valuation allowance recorded against deferred tax assets		17,200		17,200
Reversal of deferred tax liabilities		$ 17,200		$ 17,200